Fair Value of Assets and Liabilities - Summary of Assets or Liabilities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Assets
Available for sale investments	¥ 997,282	¥ 609,058
Total Assets	997,282	609,058
Liabilities
Share-based compensation liabilities	58,213
Total Liabilities	58,213
Fair Value, Inputs, Level 1 [Member]
Assets
Available for sale investments	0	0
Total Assets	0	0
Liabilities
Share-based compensation liabilities	0
Total Liabilities	0
Fair Value, Inputs, Level 2 [Member]
Assets
Available for sale investments	997,282	609,058
Total Assets	997,282	609,058
Liabilities
Share-based compensation liabilities	0
Total Liabilities	0
Fair Value, Inputs, Level 3 [Member]
Assets
Available for sale investments	0	0
Total Assets	0	¥ 0
Liabilities
Share-based compensation liabilities	58,213
Total Liabilities	¥ 58,213